S-K 1604(c) De-SPAC Dilution	6 Months Ended
	Jun. 30, 2025 shares
No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	33,333,333	[1]
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	20,000,000	[1]
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	0	[1]
No Redemption [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	13,333,333	[1]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	15,221,908	[2]
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	0	[2]
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	1,888,575	[2]
Redemption at 100 Percent of Maximum [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	13,333,333	[2]
Redemption At 25 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	28,333,333	[3]
Redemption At 25 Percent [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	15,000,000	[3]
Redemption At 25 Percent [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	0	[3]
Redemption At 25 Percent [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	13,333,333	[3]
Redemption At 50 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	23,333,333	[4]
Redemption At 50 Percent [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	10,000,000	[4]
Redemption At 50 Percent [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	0	[4]
Redemption At 50 Percent [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	13,333,333	[4]
Redemption At 75 Percent [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	18,333,333	[5]
Redemption At 75 Percent [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,000,000	[5]
Redemption At 75 Percent [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	0	[5]
Redemption At 75 Percent [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	13,333,333	[5]

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their GigCapital7 Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
[2]	The maximum contractual redemptions scenario assumes that 20,000,000 Public Shares are redeemed for aggregate redemption payments of $211,800,000 million, assuming a $10.59 per share redemption price. The Business Combination Agreement contains two conditions to the Closing which are that, after giving effect to the transactions contemplated hereby (including any PIPE Financing) (i) GigCapital7 shall have at least $5,000,001 of net tangible assets, and (ii) the Available Closing SPAC Cash shall not be less than $20,000,000. The “maximum contractual redemptions scenario” represents the maximum number of Public Shares that may be redeemed while satisfying the conditions mentioned above. The maximum contractual redemptions scenario assumes the PIPE financing will be $20,000,009 at a price of $10.59 per share and that 100% of the Public Shares can be redeemed as long as the PIPE Financing meets the two conditions set out above.
[3]	Assumes that 25% of maximum contractual redeemable shares, or 5,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $52,950,000 based on a redemption price of approximately $10.59 per share.
[4]	Assumes that 50% of maximum contractual redeemable shares, or 10,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $105,900,000 based on a redemption price of approximately $10.59 per share.
[5]	Assumes that 75% of maximum contractual redeemable shares, or 15,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $158,850,000 based on a redemption price of approximately $10.59 per share.